INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Federal
Current expense	$ 185,837	$ 215,000
Deferred benefit	(371,046)	(195,000)
Change in valuation allowance	371,046	195,000
Income tax provision	$ 185,837	$ 215,000